Accrued and Other Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued and Other Current Liabilities
Accrued research and development	$ 3,335	$ 3,471	$ 2,793
Other current liabilities	792	712	961
Total	$ 4,127	$ 4,183	$ 3,754